UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2012
(unaudited)

Principal	Security	Moody's/S&P
Amount	Description	Ratings	Value	(a)

Municipal Bonds (98.0%):
General Obligation Bonds (56.6%):

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	$8,587,342
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR***	1,112,350

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	9,199,135

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	9,090,155

	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	6,146,400
5,000,000	5.000%, 11/01/31	Aa1/NR***	6,029,550
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,996,000
5,000,000	4.000%, 11/01/35	Aa1/NR***	5,382,850

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,448,800

	City and County of Honolulu, Hawaii, Series A
3,025,000	5.750%, 04/01/13 FGIC TCRS Insured	Aa1/NR	3,065,838

	City and County of Honolulu, Hawaii, Refunding & Improvement, Series B, ETM
630,000	5.000%, 10/01/13	Aaa/NR	652,208

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15 @100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,561,750
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,561,750
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,348,200

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15@ 100
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,786,450

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 03/01/13 @100, Collateral: U.S. Government Securities
3,205,000	5.250%, 03/01/15 NPFG Insured	NR/AA+	3,230,544
4,110,000	5.250%, 03/01/17 NPFG Insured	NR/AA+	4,142,757
1,715,000	5.250%, 03/01/18 NPFG Insured	NR/AA+	1,728,669

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,355,760
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,102,200
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,751,763

	City and County of Honolulu, Hawaii, Series A, Refunding, Prerefunded to 07/01/14 @100
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,667,730

	City and County of Honolulu, Hawaii, Series A 1994, ETM, Collateral: U.S. Government Securities
775,000	5.750%, 04/01/13 FGIC/ TCRS Insured	Aa1/NR	785,362

	City and County of Honolulu, Hawaii, Series A 2003, Prerefunded to 03/01/13 @100
425,000	5.250%, 03/01/15 NPFG Insured	Aa1/NR***	428,387
670,000	5.250%, 03/01/17 NPFG Insured	Aa1/NR***	675,286
285,000	5.250%, 03/01/18 NPFG Insured	Aa1/NR***	287,271

	City and County of Honolulu, Hawaii, Series B
5,000,000	5.000%, 11/01/22	Aa1/NR***	6,347,150
5,000,000	4.000%, 11/20/27	Aa1/NR***	5,617,200
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,851,950
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,823,600

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,931,250
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,535,080
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,672,050

	City and County of Honolulu, Hawaii, Series C, Prerefunded to 07/01/15 @100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,497,239

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15@100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG Insured	Aa1/AA-	2,886,548

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,171,313
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,763,088

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,251,940
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,611,428
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,890,318
8,585,000	5.250%, 09/01/30	Aa1/NR***	10,256,929
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,840,868

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	6,172,650
5,000,000	5.000%, 09/01/20	Aa1/NR***	6,111,950

	City and County of Honolulu, Hawaii, Series F, Prerefunded to 07/01/15 @100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR***	1,118,530
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR***	5,967,358

	City and County of Honolulu, Hawaii, Refunding, Series F, Prerefunded to 07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR***	1,668,525

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,302,753

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR	1,216,856

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,287,562
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,706,639
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,423,084
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,882,987
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,391,159

	County of Hawaii
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,144,831

	County of Hawaii, Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	2,009,073
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,349,807
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,261,747

	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,093,664

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,352,520

	County of Hawaii, Series A
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,023,430
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,045,900
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,022,730
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,534,020

	County of Hawaii, Series A
1,000,000	5.600%, 05/01/13 NPFG/ FGIC Insured	Aa2/AA-	1,017,570

	County of Kauai, Hawaii, Series A, Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA	1,116,080
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA	1,735,504
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA	1,674,120
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA	1,116,080
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA	1,116,080

	County of Kauai, Hawaii, 2005-Series A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/BBB	943,088
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/BBB	1,205,366
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/BBB	1,450,904
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/BBB	993,311

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA	792,928
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA	1,027,836
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA	839,131
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA	562,964

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,108,020
1,445,000	4.000%, 08/01/22	Aa2/AA	1,663,079
1,240,000	4.000%, 08/01/24	Aa2/AA	1,423,669
1,000,000	3.625%, 08/01/25	Aa2/AA	1,091,170
970,000	3.000%, 08/01/25	Aa2/AA	995,220
600,000	3.000%, 08/01/26	Aa2/AA	612,036
2,280,000	4.500%, 08/01/28	Aa2/AA	2,659,780
345,000	5.000%, 08/01/29	Aa2/AA	416,729

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	1,056,383
2,000,000	3.000%, 06/01/28	Aa1/AA+	2,039,500

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,328,138
1,105,000	5.000%, 03/01/19 NPFG Insured	Aa1/AA+	1,201,367

	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,294,921
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	850,478

	County of Maui, Hawaii, Refunding, 2005 Series A
1,000,000	5.000%, 03/01/18 NPFG Insured	Aa1/AA+	1,087,430

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,535,548
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,311,568
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,706,617

	Northern Mariana Islands, Hawaii, Prerefunded to 10/01/13 @100
500,000	6.750%, 10/01/33	B2/AA+	523,910

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,556,518

	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,541,950

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	867,910

	State of Hawaii, Prerefunded 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,405,150

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	3,499,110

	State of Hawaii, Series DD Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,327,700

	State of Hawaii, Series DE Prerefunded 10/01/14 @100
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,702,575

	State of Hawaii, Series DE, Prerefunded to 10/01/14 @100
750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	810,773

	State of Hawaii, Series DE, Prerefunded to 10/01/14 @100
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/BBB	259,229

	State of Hawaii, Series DE, Prerefunded to 10/1/14 @100
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	17,037,033

	State of Hawaii, Series DF Prerefunded 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,893,225
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,690,799
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,492,250

	State of Hawaii, Series DF, Prerefunded to 07/01/15 @100
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,331,488
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,770,867

	State of Hawaii, Series DF, Prerefunded to 07/01/15 @100
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,792,012
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,790,884

	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,212,580

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @ 100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,688,900
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,128,895
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,688,900

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	5,821,700

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA	5,821,700

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,212,350

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	12,096,800

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	7,167,048

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,864,425
1,275,000	5.000%, 12/01/23	Aa2/AA	1,579,802
7,500,000	5.000%, 12/01/26	Aa2/AA	9,156,375
5,000,000	5.000%, 12/01/28	Aa2/AA	6,054,850
10,575,000	5.000%, 12/01/29	Aa2/AA	12,758,738
8,500,000	5.000%, 12/01/30	Aa2/AA	10,217,510
1,500,000	5.000%, 12/01/31	Aa2/AA	1,796,460

	State of Hawaii, Series EE
1,000,000	5.000%, 11/01/24	Aa2/AA	1,253,190

	Total General Obligation Bonds		509,946,454

Revenue Bonds (41.4%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System
1,070,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	1,184,961
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,613,100

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/BBB	2,271,805

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/AA	2,712,257

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,989,989

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,539,472
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,697,408
5,020,000	5.000%, 07/01/31	Aa2/NR***	5,999,603
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,613,587
5,495,000	5.000%, 07/01/33	Aa2/NR***	6,496,519

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A, Prerefunded to 07/01/14 @100
400,000	4.750%, 07/01/20 NPFG/ FGIC Insured	Aa2/AA	426,288

	City and County of Honolulu, Hawaii, Wastewater System
405,000	5.000%, 07/01/18 NPFG/FGIC Insured	Aa2/AA	445,824
220,000	5.000%, 07/01/22 NPFG/FGIC Insured	Aa2/AA	240,918
240,000	5.000%, 07/01/24 NPFG/FGIC Insured	Aa2/AA	261,888

	City and County of Honolulu, Hawaii, Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,462,750

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR***	6,162,338
4,480,000	4.500%, 07/01/30	Aa2/NR***	5,106,528
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,085,410
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,358,100

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/BBB	3,298,118
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/BBB	1,785,322
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/BBB	1,957,736

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/AA	1,213,660
2,455,000	5.000%, 07/01/21	Aa2/AA	2,954,298
2,800,000	5.000%, 07/01/22	Aa2/AA	3,342,836
3,300,000	5.000%, 07/01/23	Aa2/AA	3,910,929
2,500,000	5.000%, 07/01/24	Aa2/AA	2,951,125

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,089,740

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,176,379
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,052,870
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,222,754

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	8,340,762

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,516,063
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,184,983
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,292,692

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - A
2,000,000	5.000%, 07/01/29	Aa2/NR***	2,422,040
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,205,390
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,199,790
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,789,935
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,649,360
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,892,450

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,219,960
3,000,000	4.000%, 07/01/30	Aa2/NR***	3,285,150

	Hawaii State Department of Budget and Finance of the State of Hawaii Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa2/BBB	5,764,866

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,976,320

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee, Inc. Insured	Baa1/BBB-	1,004,930

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects) Refunding Series 2005A
2,000,000	4.800%, 01/01/25 FGIC Insured	Baa1/BBB-	2,051,920

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
1,125,000	6.400%, 07/01/13	A3/A-	1,125,360

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
17,645,000	0.130%, 07/01/29 Bank of America LOC	VMIG2/A-1*	17,645,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
19,100,000	0.120%, 07/01/29 Bank of America LOC	VMIG2/A-1*	19,100,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/A-	1,147,679

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.125%, 11/15/32	NR/NR*****	1,066,530

	Hawaii State Department of Hawaiian Home Lands
730,000	4.500%, 04/01/14	A1/NR****	755,448
500,000	5.000%, 04/01/15	A1/NR****	534,530
715,000	5.000%, 04/01/17	A1/NR****	796,860
1,000,000	5.500%, 04/01/20	A1/NR****	1,157,930

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Prerefunded to 07/01/13 @100
840,000	5.250%, 07/01/15 FGIC Insured	Baa3/NR	860,538

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Unrefunded Portion
160,000	5.250%, 07/01/15 FGIC Insured	Baa3/BBB	161,672

	Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee, Inc. Insured	Baa2/BBB+	3,455,712

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa2/BBB+	5,007,950

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	Baa2/BBB+	1,008,450

	State of Hawaii Airport System Revenue Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	17,515,650
5,000,000	5.000%, 07/01/22	A2/A	5,822,100
1,500,000	5.000%, 07/01/23	A2/A	1,729,485
3,000,000	5.000%, 07/01/24	A2/A	3,434,730

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,419,641
1,000,000	5.250%, 07/01/23	A2/A	1,220,410
1,000,000	5.250%, 07/01/27	A2/A	1,191,330

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,254,760
3,000,000	5.000%, 07/01/22	A2/A	3,644,220
1,000,000	5.250%, 07/01/28	A2/A	1,187,570

	State of Hawaii Harbor Capital Improvement, Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**	3,006,930

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	19,536,330
4,000,000	5.625%, 07/01/40	A2/A+	4,667,680

	State of Hawaii Harbor System, Series A 2006
4,910,000	5.250%, 01/01/25 AGM Insured	Aa3/AA-	5,203,618
1,450,000	5.250%, 01/01/27 AGM Insured	Aa3/AA-	1,531,186

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	Aa3/AA-	2,170,440
2,215,000	5.250%, 07/01/17 AGM Insured	Aa3/AA-	2,501,422

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,170,180
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,201,570
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,551,326
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,410,003

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,097,410
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,190,160

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	7,211,940
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,906,224
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,741,493
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,586,926

	State of Hawaii Highway Revenue, Series B
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,636,618

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	2,032,140

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series A-AMT
2,010,000	5.300%, 07/01/22 FNMA Insured	Aaa/AA+	2,011,829
7,575,000	5.400%, 07/01/29 FNMA Insured	Aaa/AA+	7,578,257
690,000	5.400%, 07/01/30 FNMA Insured	Aaa/AA+	690,248

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
4,475,000	5.300%, 07/01/28 FNMA Insured	Aaa/AA+	4,476,790

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
2,180,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,374,521

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Kuhio Park Terrace, Series B
2,525,000	1.250%, 10/01/13 FHLMC Insured	NR/AA+	2,530,000

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC MBIA	Aa2/AA-	2,242,100

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,677,150

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,139,980
2,725,000	5.500%, 10/01/22	Aa2/A+	3,319,786
5,225,000	5.250%, 10/01/34	Aa2/A+	6,121,767

	University of Hawaii, Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	848,798
625,000	4.000%, 10/01/16	Aa2/A+	693,200
1,510,000	5.000%, 10/01/17	Aa2/A+	1,761,536
230,000	2.000%, 10/01/18	Aa2/A+	235,663

	University of Hawaii, Revenue Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,106,050
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,330,437

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,056,660
500,000	4.000%, 10/01/15	Aa2/A+	544,865
1,125,000	4.000%, 10/01/16	Aa2/A+	1,252,148
2,175,000	4.000%, 10/01/17	Aa2/A+	2,480,740
1,000,000	4.000%, 10/01/19	Aa2/A+	1,148,650

	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,584,990

	Total Revenue Bonds		372,224,439

	Total Investments (cost $818,673,051-note b) - 98.0%		882,170,893
	Other assets less liabilities - 2.0%		18,420,067
	NET ASSETS - 100.0%		$900,590,960

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Fitch Ratings:
*** AA
**** A
*****BBB

Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa or VMIG1of Moody's and A-1 of S&P	6.1%
	Prerefunded bonds †† / Escrowed to Maturity bonds	24.6
	Aa of Moody's or AA of S&P	58.4
	A of Moody's	7.8
	Baa of Moody's	2.8
	Not rated**	0.3
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $818,673,051 amounted to $63,497,842 which consisted of aggregate gross unrealized appreciation of $63,659,725 and aggregate gross unrealized depreciation of $161,883.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	882,170,893
Level 3 – Significant Unobservable Inputs	-
Total	$882,170,893

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee February 15 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee February 15 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer February 15 , 2013